UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ  85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2017
Date of reporting period: July 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

DAVIS GLOBAL FUND	Schedule of Investments
July 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (88.34%)
CONSUMER DISCRETIONARY – (24.46%)
Automobiles & Components – (3.13%)
Adient PLC	320,520	$20,984,445
Delphi Automotive PLC	70,070	6,335,729
		27,320,174
Consumer Durables & Apparel – (0.19%)
Hunter Douglas N.V. (Netherlands)	18,390	1,611,640
Consumer Services – (5.87%)
New Oriental Education & Technology Group, Inc., ADR (China)*	319,600	25,459,336
TAL Education Group, Class A, ADR (China)	123,120	19,301,522
Tarena International, Inc., Class A, ADR (China)	331,670	6,401,231
		51,162,089
Media – (6.12%)
Grupo Televisa S.A.B., ADR (Mexico)	335,400	8,928,348
Liberty Global PLC, LiLAC Class C *	26,490	676,025
Liberty Global PLC, Series C *	151,610	4,968,260
Naspers Ltd. - N (South Africa)	175,840	38,807,219
		53,379,852
Retailing – (9.15%)
Amazon.com, Inc. *	35,410	34,977,290
CarMax, Inc. *	160,350	10,623,187
JD.com Inc., Class A, ADR (China)*	510,560	23,061,995
Jumei International Holding Ltd., Class A, ADR (China)*	14,050	31,332
Vipshop Holdings Ltd., Class A, ADR (China)*	907,580	11,163,234
		79,857,038
	Total Consumer Discretionary	213,330,793
ENERGY – (7.96%)
Apache Corp.	458,750	22,698,950
Cabot Oil & Gas Corp.	317,110	7,886,526
Encana Corp. (Canada)	2,695,470	27,116,428
Paramount Resources Ltd., Class A (Canada)*	725,520	11,626,942
Seven Generations Energy Ltd., Class A (Canada)*	5,565	96,726
	Total Energy	69,425,572
FINANCIALS – (16.05%)
Banks – (6.37%)
JPMorgan Chase & Co.	207,240	19,024,632
Wells Fargo & Co.	677,900	36,565,926
		55,590,558
Diversified Financials – (7.72%)
Capital Markets – (1.58%)
Noah Holdings Ltd., ADS (China)*	431,380	13,795,532
Consumer Finance – (3.15%)
American Express Co.	65,200	5,556,996
Capital One Financial Corp.	248,610	21,425,210
LendingClub Corp. *	97,720	495,440
		27,477,646
Diversified Financial Services – (2.99%)
Berkshire Hathaway Inc., Class B *	149,200	26,105,524
		67,378,702

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (1.96%)
Multi-line Insurance – (1.96%)
Sul America S.A. (Brazil)	3,030,982	$17,058,295
	Total Financials	140,027,555
HEALTH CARE – (3.20%)
Health Care Equipment & Services – (3.20%)
Aetna Inc.	135,790	20,953,755
Diplomat Pharmacy, Inc. *	435,650	6,913,765
	Total Health Care	27,867,520
INDUSTRIALS – (12.53%)
Capital Goods – (6.93%)
Brenntag AG (Germany)	23,210	1,317,337
Safran S.A. (France)	281,770	26,661,406
Schneider Electric SE (France)	156,320	12,278,179
United Technologies Corp.	170,290	20,191,285
		60,448,207
Transportation – (5.60%)
CAR Inc. (China)*	4,946,900	4,306,719
FedEx Corp.	54,100	11,254,423
InterGlobe Aviation Ltd. (India)	750,084	15,083,235
ZTO Express (Cayman) Inc., Class A, ADR (China)*	1,218,357	18,250,988
		48,895,365
	Total Industrials	109,343,572
INFORMATION TECHNOLOGY – (18.20%)
Semiconductors & Semiconductor Equipment – (0.65%)
Texas Instruments Inc.	70,150	5,708,807
Software & Services – (14.18%)
58.com Inc., Class A, ADR (China)*	6,200	316,510
Alibaba Group Holding Ltd., ADR (China)*	143,750	22,274,063
Alphabet Inc., Class A *	8,773	8,294,872
Alphabet Inc., Class C *	43,213	40,209,696
Angie's List Inc. *	868,590	10,405,708
ASAC II L.P. *(a)	35,352	34,344
Baidu, Inc., Class A, ADR (China)*	26,250	5,941,688
Facebook Inc., Class A *	83,760	14,176,380
Fang Holdings Ltd., Class A, ADR (China)*	5,517,696	17,656,627
Quotient Technology Inc. *	380,140	4,409,624
		123,719,512
Technology Hardware & Equipment – (3.37%)
Hollysys Automation Technologies Ltd. (China)	1,531,553	29,359,871
	Total Information Technology	158,788,190
MATERIALS – (5.94%)
Akzo Nobel N.V. (Netherlands)	197,853	17,898,975
Axalta Coating Systems Ltd. *	305,890	9,635,535
LafargeHolcim Ltd. (Switzerland)	298,036	17,908,896

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	Monsanto Co.	54,690	$6,388,886
		Total Materials	51,832,292
	TOTAL COMMON STOCK – (Identified cost $592,693,668)		770,615,494
PREFERRED STOCK – (5.39%)
CONSUMER DISCRETIONARY – (5.39%)
Retailing – (5.39%)
	Didi Chuxing Joint Co., Series A (China)*(a)	479,462	24,420,007
	Didi Chuxing Joint Co., Series B (China)*(a)	63,325	3,225,275
	Grab Inc., Series F (Singapore)*(a)	2,398,770	13,293,767
	Internet Plus Holdings Ltd., Series A-10 (China)*(a)	1,630,518	6,086,235
		Total Consumer Discretionary	47,025,284
	TOTAL PREFERRED STOCK – (Identified cost $33,621,624)		47,025,284
SHORT-TERM INVESTMENTS – (6.14%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 08/01/17, dated 07/31/17, repurchase value of $7,569,227 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/17-07/01/47, total market value total market value $7,720,380)	$7,569,000	7,569,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 08/01/17, dated 07/31/17, repurchase value of $15,684,457 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 09/01/25-07/20/47, total market value $15,997,680)	15,684,000	15,684,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 08/01/17, dated 07/31/17, repurchase value of $21,193,624 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 08/01/23-07/01/47, total market value $21,616,860)	21,193,000	21,193,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 08/01/17, dated 07/31/17, repurchase value of $9,083,278 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.37%-4.00%, 01/01/24-07/01/47, total market value $9,264,660)	9,083,000	9,083,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $53,529,000)		53,529,000
	Total Investments – (99.87%) – (Identified cost $679,844,292) – (b)		871,169,778
	Other Assets Less Liabilities – (0.13%)		1,171,305
	Net Assets – (100.00%)		$872,341,083

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $47,059,628 or 5.39% of the Fund's net assets as of July 31, 2017.

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2017 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $680,997,852. At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$205,637,185
	Unrealized depreciation	(15,465,259)
	Net unrealized appreciation	$190,171,926

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
July 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (87.53%)
CONSUMER DISCRETIONARY – (28.18%)
Consumer Durables & Apparel – (2.30%)
Hunter Douglas N.V. (Netherlands)	35,103	$3,076,313
Consumer Services – (9.76%)
New Oriental Education & Technology Group, Inc., ADR (China)*	66,390	5,288,627
TAL Education Group, Class A, ADR (China)	36,570	5,733,079
Tarena International, Inc., Class A, ADR (China)	104,140	2,009,902
		13,031,608
Media – (7.89%)
Grupo Televisa S.A.B., ADR (Mexico)	100,980	2,688,087
Naspers Ltd. - N (South Africa)	35,550	7,845,750
		10,533,837
Retailing – (8.23%)
Ctrip.com International, Ltd., ADR (China)*	21,560	1,287,779
JD.com Inc., Class A, ADR (China)*	146,840	6,632,763
Jumei International Holding Ltd., Class A, ADR (China)*	6,200	13,826
Vipshop Holdings Ltd., Class A, ADR (China)*	249,230	3,065,529
		10,999,897
	Total Consumer Discretionary	37,641,655
ENERGY – (6.20%)
Encana Corp. (Canada)	621,450	6,251,787
Paramount Resources Ltd., Class A (Canada)*	124,370	1,993,112
Seven Generations Energy Ltd., Class A (Canada)*	2,251	39,125
	Total Energy	8,284,024
FINANCIALS – (10.55%)
Diversified Financials – (7.19%)
Capital Markets – (5.98%)
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	554,760	3,645,207
Noah Holdings Ltd., ADS (China)*	135,670	4,338,727
		7,983,934
Diversified Financial Services – (1.21%)
Groupe Bruxelles Lambert S.A. (Belgium)	11,200	1,149,120
Pargesa Holding S.A., Bearer Shares (Switzerland)	5,960	475,838
		1,624,958
		9,608,892
Insurance – (3.36%)
Multi-line Insurance – (3.36%)
Sul America S.A. (Brazil)	796,324	4,481,693
	Total Financials	14,090,585
HEALTH CARE – (6.20%)
Pharmaceuticals, Biotechnology & Life Sciences – (6.20%)
Novartis AG, ADR (Switzerland)	50,690	4,318,788
Roche Holding AG - Genusschein (Switzerland)	15,650	3,963,685
	Total Health Care	8,282,473
INDUSTRIALS – (17.48%)
Capital Goods – (10.60%)
Brenntag AG (Germany)	14,320	812,765
Meggitt PLC (United Kingdom)	364,716	2,420,468
Safran S.A. (France)	65,340	6,182,547

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Schneider Electric SE (France)	60,380	$4,742,557
		14,158,337
Transportation – (6.88%)
CAR Inc. (China)*	1,697,500	1,477,825
InterGlobe Aviation Ltd. (India)	202,227	4,066,528
ZTO Express (Cayman) Inc., Class A, ADR (China)*	243,358	3,645,503
		9,189,856
	Total Industrials	23,348,193
INFORMATION TECHNOLOGY – (10.21%)
Software & Services – (6.58%)
58.com Inc., Class A, ADR (China)*	3,340	170,507
Alibaba Group Holding Ltd., ADR (China)*	27,070	4,194,497
Baidu, Inc., Class A, ADR (China)*	6,255	1,415,819
Fang Holdings Ltd., Class A, ADR (China)*	942,980	3,017,536
		8,798,359
Technology Hardware & Equipment – (3.63%)
Hollysys Automation Technologies Ltd. (China)	252,710	4,844,450
	Total Information Technology	13,642,809
MATERIALS – (8.71%)
Air Liquide S.A. (France)	6,240	766,023
Akzo Nobel N.V. (Netherlands)	32,398	2,930,919
LafargeHolcim Ltd. (Switzerland)	74,187	4,457,875
Linde AG (Germany)	18,170	3,480,262
	Total Materials	11,635,079
TOTAL COMMON STOCK – (Identified cost $89,206,333)		116,924,818
PREFERRED STOCK – (8.51%)
CONSUMER DISCRETIONARY – (8.51%)
Retailing – (8.51%)
Didi Chuxing Joint Co., Series A (China)*(a)	128,505	6,545,029
Grab Inc., Series F (Singapore)*(a)	549,889	3,047,435
Internet Plus Holdings Ltd., Series A-10 (China)*(a)	475,314	1,774,205
	Total Consumer Discretionary	11,366,669
TOTAL PREFERRED STOCK – (Identified cost $7,806,306)		11,366,669
SHORT-TERM INVESTMENTS – (4.02%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.08%, 08/01/17, dated 07/31/17, repurchase value of $759,023 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-9.00%, 08/15/17-07/01/47, total market value $774,180)	$759,000	759,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 1.05%, 08/01/17, dated 07/31/17, repurchase value of $1,573,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.50%, 09/01/25-07/20/47, total market value $1,604,460)	1,573,000	1,573,000

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
July 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.06%, 08/01/17, dated 07/31/17, repurchase value of $2,126,063 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.00%, 04/01/32-06/01/47, total market value $2,168,520)	$2,126,000	$2,126,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.10%, 08/01/17, dated 07/31/17, repurchase value of $911,028 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.71%-4.50%, 12/01/22-07/01/47, total market value $929,220)	911,000	911,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,369,000)	5,369,000
		Total Investments – (100.06%) – (Identified cost $102,381,639) – (b)	133,660,487
		Liabilities Less Other Assets – (0.06%)	(74,155)
		Net Assets – (100.00%)	$133,586,332

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $11,366,669 or 8.51% of the Fund's net assets as of July 31, 2017.

(b)	Aggregate cost for federal income tax purposes is $102,501,818. At July 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$35,165,000
		Unrealized depreciation	(4,006,331)
		Net unrealized appreciation	$31,158,669

Please refer to "Notes to Schedule of Investments" on page 8 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	July 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Davis Advisors" or "Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of July 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$213,330,793	$37,641,655
Energy	69,425,572	8,284,024
Financials	140,027,555	14,090,585
Health Care	27,867,520	8,282,473
Industrials	109,343,572	23,348,193
Information Technology	158,753,846	13,642,809
Materials	51,832,292	11,635,079
Total Level 1	770,581,150	116,924,818
Level 2 – Other Significant Observable Inputs:
Short-term securities	53,529,000	5,369,000
Total Level 2	53,529,000	5,369,000
Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	47,025,284	11,366,669
Information Technology	34,344	–
Total Level 3	47,059,628	11,366,669
Total Investments	$871,169,778	$133,660,487

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the nine months ended July 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2017:

	Davis Global Fund	Davis International Fund
Investment Securities:
Beginning balance	$36,008,753	$9,336,521
Cost of purchases	3,225,275	–
Net change in unrealized appreciation (depreciation)	7,825,600	2,030,148
Ending balance	$47,059,628	$11,366,669

Net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2017	$7,825,600	$2,030,148

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases may include securities received through corporate actions or exchanges.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	July 31, 2017 (Unaudited)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value.  Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table

Fund	Investments at Value	Fair Value at July 31, 2017	Valuation Technique	Unobservable Input(s)	Amount(s)	Impact to Valuation from an Increase in Input
Davis Global Fund	Common Stock	$34,344	Discounted Cash Flow	Annualized Yield	2.44%	Decrease

	Preferred Stock	27,645,282	Market Approach	Transaction Price	$50.9321	Increase

	Preferred Stock	13,293,767	Market Approach	Transaction Price	$4.8191	Increase

	Preferred Stock	6,086,235	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%	Increase Decrease
		$47,059,628

Davis International Fund	Preferred Stock	$6,545,029	Market Approach	Transaction Price	$50.9321	Increase

	Preferred Stock	3,047,435	Market Approach	Transaction Price	$4.8191	Increase

	Preferred Stock	1,774,205	Market Approach	Transaction Price Conversion Price Adjustment	$3.8607 3.32%	Increase Decrease
		$11,366,669

The significant unobservable inputs listed in the above table are used in the fair value measurement of equity securities, and if changed, would affect the fair value of the Funds' investments. The transaction price inputs are attributable to private securities and include assumptions made from private transactions. The "Impact to Valuation" represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

ITEM 2.  CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3.  EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: 09/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: 09/29/2017

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: 09/29/2017